ACCOUNTS RECEIVABLE, NET - Changes in provision (Details) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the PCLD for customer electricity accounts
Opening Balance	R$ 1,701,729	R$ 1,688,795	R$ 1,895,666
(+) Initial Adoption IFRS 9		79,823
(+) Supplement	290,736	1,776,727	782,289
(-) Reversion	(22,801)	(602,444)	(261,920)
(-) Write-off	(41,592)	(178,213)	(326,906)
(-) Classification - Kept for Sale		(1,062,959)	(400,334)
Final Balance	R$ 1,928,072	R$ 1,701,729	R$ 1,688,795